Earnings per share	12 Months Ended
Dec. 31, 2017
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Earnings per share

19 Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the net income attributable to owners, after deduction of coupons on perpetual securities and non-cumulative subordinated notes by the weighted average number of common shares, excluding common shares purchased by the Company and held as treasury shares (refer to note 32.1 Share capital – par value and 32.3 Treasury shares respectively).

	2017	2016	2015
Net income / (loss) attributable to owners	2,469	437	(432)
Coupons on perpetual securities	(103)	(105)	(111)
Coupons on non-cumulative subordinated notes	(28)	(28)	(28)
Net income / (loss) attributable to owners for basic earnings per share calculation	2,338	304	(571)
Net income / (loss) attributable to common shareholders	2,321	302	(567)
Net income / (loss) attributable to common shareholders B	16	2	(4)

Weighted average number of common shares outstanding (in million)	2,042	2,048	2,101
Weighted average number of common shares B outstanding (in million)	575	575	584

Basic earnings per common share (EUR per share)	1.14	0.15	(0.27)
Basic earnings per common share B (EUR per share)	0.03	-	(0.01)

Diluted earnings per share

The diluted earnings per share equaled the basic earnings per share for all years disclosed since there were no outstanding share options which were considered dilutive.